Lawsuits and complaints (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of lawsuits and complaints [Line Items]
Term at which Department of Justice agreed not to prosecute those charges against Company	3 years
External monitor, term	24 years
Aforementioned Amounts	$ 30,500
Department of Justice [Member]
Disclosure of lawsuits and complaints [Line Items]
Legal proceedings, amount agreed to pay	15,487,500
Securities Exchange Commission [Member]
Disclosure of lawsuits and complaints [Line Items]
Legal proceedings, amount agreed to pay	$ 15